UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	3/31/2010



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 2129730-5444

Signature, Place, and Date of Signing:

Herman Lentz, New York, NY

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                   UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
                            TITLE OF                       VALUE       SHRS OR      PUT  INVESTMENT   OTHER      vOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP      (X$1000)     PRN AMT     CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
Aecom Technology Corp        COM              00766T100      7778.71    274188       SOLE              NONE       274188
Alpha Natural Resources      COM              02076X102       354.47      7105       SOLE              NONE         7105
Apple Computer Inc           COM              037833100       810.52      3449       SOLE              NONE         3449
Bank Of America Corp         COM              060505104      2102.82    117805       SOLE              NONE       117805
Berkshire Hathaway Cl B      CL B             084670207       879.26     10819       SOLE              NONE        10819
Cenovus Energy Inc           COM              15135U109      5695.98    217321       SOLE              NONE       217321
Chevrontexaco Corp           COM              166764100       282.47      3725       SOLE              NONE         3725
Chimera Investment Corp      COM              16934Q109       224.06     57600       SOLE              NONE        57600
Citigroup Inc                COM              172967101      2364.54    583837       SOLE              NONE       583837
Companhia Vale Do Adr        ADR              91912E105     10655.47    331018       SOLE              NONE       331018
Encana Corporation           COM              292505104      5533.61    178331       SOLE              NONE       178331
Exxon Mobil Corporation      COM              30231G102       387.81      5790       SOLE              NONE         5790
Gencor Industries Inc        COM              368678108       127.62     17200       SOLE              NONE        17200
Gramercy Capital Corp        COM              384871109      2259.66    809915       SOLE              NONE       809915
Metlife Inc                  COM              59156R108      7745.81    178722       SOLE              NONE       178722
Monsanto Co New Del          COM              61166W101      5286.37     74018       SOLE              NONE        74018
National Oilwell Varco       COM              637071101      9118.41    224702       SOLE              NONE       224702
Newcastle Investment Cp      COM              65105M108      3234.04   1001250       SOLE              NONE      1001250
Posco Adr                    SPON ADR         693483109      7057.34     60314       SOLE              NONE        60314
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      9446.90    304837       SOLE              NONE       304837
Prudential Financial Inc     COM              744320102       733.93     12130       SOLE              NONE        12130
Redwood TRUST Inc            COM              758075402       453.81     29430       SOLE              NONE        29430
Rite Aid Corporation         COM              767754104        15.75     10500       SOLE              NONE        10500
Sigma Aldrich Corp           COM              826552101       214.64      4000       SOLE              NONE         4000
Sirius Satellite Radio       COM              82967N108        20.37     23400       SOLE              NONE        23400
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     24698.73    827428       SOLE              NONE       827428
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     16799.59    843353       SOLE              NONE       843353
W P P Group Plc Adr Newf     ADR              92933h101       251.62      4881       SOLE              NONE         4881
Wells Fargo & Co New         COM              949746101      6508.50    209142       SOLE              NONE       209142

TOTAL                                                     $131042.80

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